Fair Value Measurements - Schedule of Change in Fair Value of Derivative Liability (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Series A Penny Warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 1,780	$ 0
Issuance of Series A Penny Warrants	0	3,747
Change in fair value of derivative liability	(300)	(1,967)
Ending balance	1,480	1,780	$ 0
Bridge Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	0	971
Change in fair value of derivative liability		0	14,589
Derecognition of derivative liability		0	(15,560)
Ending balance		$ 0	$ 0